Material Accounting Policies (Details)	12 Months Ended
Jan. 31, 2024
Blife Therapeutics Inc. [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Canada
Altum S1M US Corp [Member]
Statement [Line Items]
% of ownership	94.00%
Jurisdiction	U.S.A.
BetterLife Pharma US Inc. [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	U.S.A.
Thrudermic, LLC [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	U.S.A.
BetterLife Europe Pharmaceuticals AG [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Lichtenstein
Solmic AG [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Switzerland
Altum Pharma (Australia) Pty Ltd. [Member]
Statement [Line Items]
% of ownership	94.00%
Jurisdiction	Australia
Altum Pharmaceuticals (HK) Limited [Member]
Statement [Line Items]
% of ownership	94.00%
Jurisdiction	Hong Kong